AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 6, 2026

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 524	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 527	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Rachael Schwartz Sullivan & Worcester LLP 1251 Avenue of Americas, 19th Floor New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 9, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 394 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 11, 2025, and pursuant to Rule 485(a)(1) would have become effective on October 10, 2025.

Post-Effective Amendment No. 440 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 10, 2025 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 462 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 10, 2025 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 489 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 9, 2026 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 510 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 9, 2026 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 524 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 9, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 524 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 524 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 524 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on February 6, 2026.

Tidal Trust II

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 524 to its Registration Statement has been signed below by the following persons in the capacities indicated on February 6, 2026.

Signature	Title

/s/ Eric W. Falkeis	Principal Executive Officer, and Trustee
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina

/s/ Domenick Pugliese*	Trustee
Domenick Pugliese

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney